Significant Accounting Policies (Details) - Schedule of weighted average assumptions used in fair value for options granted	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Weighted Average Assumptions Used In Fair Value For Options Granted Abstract
Risk-free interest	4.105%	0.84%	0.51%
Dividend yields	0.00%	0.00%	0.00%
Volatility	43.00%	48.00%	45.00%
Expected option term	3 years 6 months	3 years 6 months	3 years 6 months